Note 13 - Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
9.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2024 and 2023 are as follows (in thousands):

Unrealized gains (losses) on available-for-sale securities
Balance at December 31, 2023	$10
Other comprehensive loss, net of tax	(14)
Balance at March 31, 2024	$(4)
Other comprehensive loss, net of tax	(4)
Balance at June 30, 2024	$(8)

	Unrealized gains (losses) on available-for-sale securities	Change in fair value due to instrument-specific credit risk	Total
Balance at December 31, 2022	$(1,254)	$(25)	$(1,279)
Other comprehensive income (loss), net of tax	490	(21)	469
Balance at March 31, 2023	$(764)	$(46)	$(810)
Other comprehensive income, net of tax	420	—	420
Balance at June 30, 2023	$(344)	$(46)	$(390)

13.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in accumulated other comprehensive income (loss) by component for the twelve months ended December 31, 2023 and 2022 are as follows (in thousands):

	Unrealized gains (losses) on available-for-sale securities	Change in fair value due to instrument-specific credit risk	Total
Balance at December 31, 2021	$(391)	$—	$(391)
Other comprehensive loss before reclassifications, net of tax	(940)	(25)	(965)
Amounts reclassified from accumulated other comprehensive loss, net of tax	77	—	77
Net other comprehensive loss	(863)	(25)	(888)
Balance at December 31, 2022	$(1,254)	$(25)	$(1,279)
Other comprehensive income (loss) before reclassifications, net of tax	1,264	(21)	1,243
Amounts reclassified from accumulated other comprehensive loss, net of tax	—	46	46
Net other comprehensive income	1,264	25	1,289
Balance at December 31, 2023	$10	$—	$10

The amounts reclassified out of accumulated other comprehensive income (loss) in the twelve months ended December 31, 2023 and 2022 are included within Interest expense and other on the consolidated statement of operations.